Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations		$ (88,707)	$ (62,779)	$ 83,935
Exchange differences on translating foreign operations		(130,627)	285,502	(758,835)
Derivative financial instruments cash flow hedges, Before Tax		(2,242,294)	1,857,456	(287,536)
Open Ended Fund, Before Tax		149,092	(66,098)	(741)
Other equity instruments, Before Tax		898,085	(202,208)	(698,903)
Share of income of associates and joint ventures, Before Tax		3,905,450	(7,061,676)	4,278,531
Other comprehensive income (loss) before income taxes		2,490,999	(5,249,803)	2,616,451
Other comprehensive loss, Tax Credit (Charge)
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit		26,612	18,833	(25,181)
Exchange differences on translating foreign operations, Tax (Charge) Credit		(1,868,236)	2,683,967	(1,975,708)
Derivative financial instruments cash flow hedges, Tax (Charge) Credit		672,688	(557,237)	86,261
Open Ended Fund, Tax (Charge) Credit		(44,728)	19,829	222
Other equity instruments, Tax (Charge) Credit		(269,425)	60,662	209,671
Other comprehensive income, Tax (Charge) Credit		(1,483,089)	2,226,054	(1,704,735)
Current tax		(1,868,236)	2,683,967	(1,975,708)
Deferred tax		$ 385,147	(457,913)	270,973
Annual withholding tax rate to payment of interest	0.90%	0.50%
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax		$ (62,095)	(43,946)	58,754
Exchange differences on translating foreign operations, After Tax		(1,998,863)	2,969,469	(2,734,543)
Derivative financial instruments cash flow hedges, After Tax		(1,569,606)	1,300,219	(201,275)
Open Ended Fund, After Tax		104,364	(46,269)	(519)
Other equity instruments, After Tax		628,660	(141,546)	(489,232)
Share of income of associates and joint ventures, After Tax		3,905,450	(7,061,676)	4,278,531
Total other comprehensive income		$ 1,007,910	$ (3,023,749)	$ 911,716